Employee benefits, Changes in pension plan, seniority premium and termination of employment plan (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in pension plan [Abstract]
Balance at period start	$ 175,560	$ 164,207
Cost of the period	21,211	21,284
Interest income	(225)	(140)
Contributions to the plan	(8,840)	0
Benefits paid against the reservation	(379)	(9,272)
Miscellaneous	80	(296)
Actuarial losses	(10,801)	(223)
Balance at period end	$ 176,606	$ 175,560